SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Allowance of consideration receivable	$ 22,107
Allowance of loan receivables	$ 23,377	$ 1,441	$ 1,464